Other non-current liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

Note 28	Other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Provisions	26	288	327
Long-term disability benefits obligation		260	327
Derivative liabilities	29	191	43
Other		331	306
Total other non-current liabilities		1,070	1,003